Expense Example - Ashmore Emerging Markets Short Duration Select Fund	Institutional 1 year	Institutional 3 years	Class A 1 year	Class A 3 years	Class C 1 year	Class C 3 years
USD ($)	68	1,028	317	1,309	270	1,320